Net loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of potential ordinary shares were excluded from the calculation of diluted net loss per share

The following potential ordinary shares were excluded from the calculation of diluted net loss per share because their inclusion would have been anti-dilutive:

	June 30, 2026	June 30, 2025
Share options	2,672,083	2,771,458
Warrants	9,034,892	222,222
Senior Convertible Notes	5,912,425	-
Total potential ordinary shares excluded	17,619,400	2,993,680

Schedule of net loss per share
	June 30, 2026	June 30, 2025
Numerator:
Net loss - basic and diluted	$(18,502,661)	$(26,544,958)

Denominator:
Weighted average shares outstanding - basic and diluted	55,394,193	35,745,864

Net loss per share - basic and diluted	$(0.33)	$(0.74)